Significant transactions (Tables)	9 Months Ended
Jul. 31, 2020
Statement [LineItems]
Summary of Significant Transactions
The held for sale assets and liabilities of CIBC FirstCaribbean included on our interim consolidated balance sheet are as follows:

$ millions, as at	2020 Jul. 31	(1)
Assets
Cash and non-interest bearing deposits with banks	$1,362
Interest-bearing deposits with banks	1,049
Securities	4,028
Loans, net of allowance (2)	8,355
Goodwill and other intangible assets	380
Other assets (3)	565
Total assets	$15,739
Liabilities
Deposits	$14,393
Other liabilities (3)	295
Total liabilities	$14,688
(1)	Excludes net intercompany receivables of $543 million.
(2)	Net of allowance for credit losses of $417 million.
(3)	Land, buildings and equipment include a right-of-use asset of $57 million and other liabilities include a lease liability of $58 million.